Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of changes in Goodwill

The following table presents the changes in goodwill by segment:

Cost	Cannabinoid	Non-Cannabinoid	Total
Balance at December 31, 2019	$18,508	$1,682	$20,190
Impairment	$—	$(1,682)	$(1,682)
Balance at December 31, 2020	$18,508	$—	$18,508
Impairment	(18,508)	—	(18,508)
Balance at December 31, 2021	$—	$—	$—